Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred Stock, Par Value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized (in shares)	200,000,000	200,000,000
Preferred Stock, Shares Outstanding (in shares)	0	0
Preferred Stock, Shares Outstanding (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized (in shares)	600,000,000	600,000,000
Common Stock, Shares Issued (in shares)	430,100,000	387,600,000
Treasury Stock, Shares Authorized (in shares)	105,600,000	102,700,000